Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
September 30, 2024
VIPCAP-NPRT3-1124
1.822576.119
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
MercadoLibre Inc (a)	5,272	10,817,933
CANADA - 7.8%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard Inc	171,807	9,498,325
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	247,697	11,713,591
Industrials - 3.1%
Ground Transportation - 1.8%
Canadian Pacific Kansas City Ltd	144,660	12,372,230
Professional Services - 1.3%
Thomson Reuters Corp	57,845	9,866,733
TOTAL INDUSTRIALS		22,238,963

Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	4,066	13,228,142
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	4,999	0
		13,228,142
TOTAL CANADA		56,679,021
CHINA - 2.5%
Communication Services - 2.5%
Interactive Media & Services - 2.5%
Tencent Holdings Ltd	328,900	18,288,449
DENMARK - 4.3%
Health Care - 3.0%
Pharmaceuticals - 3.0%
Novo Nordisk A/S Series B	182,727	21,673,527
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	45,666	9,427,727
TOTAL DENMARK		31,101,254
FRANCE - 9.0%
Consumer Discretionary - 4.2%
Textiles, Apparel & Luxury Goods - 4.2%
Hermes International SCA	5,416	13,299,578
LVMH Moet Hennessy Louis Vuitton SE	22,321	17,117,442
		30,417,020
Industrials - 3.2%
Aerospace & Defense - 1.7%
Safran SA	54,315	12,781,569
Building Products - 1.5%
Cie de Saint-Gobain SA	117,295	10,697,600
TOTAL INDUSTRIALS		23,479,169

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	62,254	12,021,884
TOTAL FRANCE		65,918,073
GERMANY - 3.7%
Information Technology - 2.3%
Software - 2.3%
SAP SE	74,839	17,118,121
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	93,796	10,190,320
TOTAL GERMANY		27,308,441
INDIA - 7.8%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd	592,436	12,088,431
Financials - 4.9%
Banks - 4.9%
Axis Bank Ltd	753,381	11,080,071
HDFC Bank Ltd	599,369	12,346,363
ICICI Bank Ltd	797,536	12,105,761
		35,532,195
Industrials - 1.2%
Construction & Engineering - 1.2%
Larsen & Toubro Ltd	218,669	9,593,039
TOTAL INDIA		57,213,665
INDONESIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Bank Central Asia Tbk PT	16,651,315	11,355,669
IRELAND - 1.3%
Industrials - 1.3%
Building Products - 1.3%
Kingspan Group PLC	105,277	9,884,900
ITALY - 2.7%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
Ferrari NV (Italy)	22,324	10,429,529
Industrials - 1.3%
Electrical Equipment - 1.3%
Prysmian SpA	132,975	9,650,977
TOTAL ITALY		20,080,506
JAPAN - 14.2%
Financials - 1.8%
Insurance - 1.8%
Tokio Marine Holdings Inc	347,987	12,831,828
Health Care - 1.6%
Health Care Equipment & Supplies - 1.6%
Hoya Corp	86,676	12,004,933
Industrials - 3.9%
Industrial Conglomerates - 2.1%
Hitachi Ltd	588,404	15,602,909
Professional Services - 1.8%
Recruit Holdings Co Ltd	211,722	12,862,621
TOTAL INDUSTRIALS		28,465,530

Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 1.8%
Keyence Corp	27,400	13,131,783
Semiconductors & Semiconductor Equipment - 3.4%
Disco Corp	42,619	11,227,027
Tokyo Electron Ltd	75,043	13,382,847
		24,609,874
TOTAL INFORMATION TECHNOLOGY		37,741,657

Materials - 1.7%
Chemicals - 1.7%
Shin-Etsu Chemical Co Ltd	298,997	12,495,204
TOTAL JAPAN		103,539,152
NETHERLANDS - 5.3%
Industrials - 1.3%
Professional Services - 1.3%
Wolters Kluwer NV	58,621	9,872,925
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASM International NV	15,413	10,112,325
ASML Holding NV	22,792	18,959,767
		29,072,092
TOTAL NETHERLANDS		38,945,017
SWEDEN - 1.6%
Industrials - 1.6%
Machinery - 1.6%
Atlas Copco AB A Shares	597,022	11,570,532
SWITZERLAND - 1.9%
Industrials - 1.9%
Electrical Equipment - 1.9%
ABB Ltd	234,991	13,633,152
TAIWAN - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,015,709	30,515,508
UNITED KINGDOM - 10.9%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
InterContinental Hotels Group PLC	99,807	10,869,000
Financials - 3.1%
Capital Markets - 3.1%
3i Group PLC	259,250	11,484,386
London Stock Exchange Group PLC	81,958	11,220,956
		22,705,342
Industrials - 6.3%
Aerospace & Defense - 3.1%
BAE Systems PLC	671,182	11,143,013
Rolls-Royce Holdings PLC (a)	1,668,712	11,810,298
		22,953,311
Professional Services - 1.6%
RELX PLC	251,717	11,885,151
Trading Companies & Distributors - 1.6%
Ashtead Group PLC	148,093	11,455,871
TOTAL INDUSTRIALS		46,294,333

TOTAL UNITED KINGDOM		79,868,675
UNITED STATES - 18.8%
Financials - 8.3%
Capital Markets - 2.7%
Moody's Corp	19,658	9,329,490
S&P Global Inc	20,680	10,683,702
		20,013,192
Financial Services - 3.0%
Mastercard Inc Class A	21,595	10,663,611
Visa Inc Class A	37,865	10,410,982
		21,074,593
Insurance - 2.6%
Arthur J Gallagher & Co	34,039	9,577,553
Marsh & McLennan Cos Inc	43,549	9,715,346
		19,292,899
TOTAL FINANCIALS		60,380,684

Industrials - 4.9%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	52,417	9,369,522
Electrical Equipment - 2.0%
Schneider Electric SE	56,253	14,828,737
Professional Services - 1.6%
Experian PLC	222,823	11,710,575
TOTAL INDUSTRIALS		35,908,834

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	65,248	11,255,280
Materials - 4.1%
Chemicals - 1.3%
Linde PLC	20,840	9,937,762
Construction Materials - 2.8%
CRH PLC (United Kingdom)	99,687	9,086,794
Holcim AG	113,772	11,142,019
		20,228,813
TOTAL MATERIALS		30,166,575

TOTAL UNITED STATES		137,711,373
TOTAL COMMON STOCKS (Cost $496,522,795)		724,431,320

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.89	21,202,796	21,207,037
Fidelity Securities Lending Cash Central Fund (d)(e)	4.89	11,660,859	11,662,025
TOTAL MONEY MARKET FUNDS (Cost $32,869,062)			32,869,062

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $529,391,857)	757,300,382
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(26,098,899)
NET ASSETS - 100.0%	731,201,483

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,339,368	194,856,171	181,989,253	391,003	751	-	21,207,037	0.0%
Fidelity Securities Lending Cash Central Fund	3,964,125	42,698,665	35,000,765	2,603	-	-	11,662,025	0.0%
Total	12,303,493	237,554,836	216,990,018	393,606	751	-	32,869,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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